MATERIAL ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2023
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Amortized estimated useful lives	28 years
Patent [Member]
IfrsStatementLineItems [Line Items]
Amortized estimated useful lives	18 years
Computer software [member]
IfrsStatementLineItems [Line Items]
Amortized estimated useful lives	5 years